Fair value (Tables)	6 Months Ended
Sep. 30, 2019
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Items measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis at March 31, 2019 and September 30, 2019, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2019	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,829	33	—	1,862
Japanese local government bonds	—	134	—	134
U.S. Treasury bonds and federal agency securities	1,069	138	—	1,207
Other foreign government bonds	2,417	553	—	2,970
Agency mortgage-backed securities	—	1,041	—	1,041
Residential mortgage-backed securities	—	—	11	11
Certificates of deposit and commercial paper	—	1,047	—	1,047
Corporate bonds and other (2)	36	1,806	1,044	2,886
Equity securities	1,297	—	28	1,325
Trading securities measured at net asset value (3)				631
Derivative financial instruments:
Interest rate contracts	36	5,729	21	5,786
Foreign exchange contracts	9	1,927	23	1,959
Equity-related contracts	58	63	4	125
Credit-related contracts	—	16	2	18
Other contracts	2	4	10	16
Available-for-sale securities:
Japanese government bonds	10,902	995	—	11,897
Japanese local government bonds	—	210	—	210
U.S. Treasury bonds and federal agency securities	1,009	—	—	1,009
Other foreign government bonds	456	886	—	1,342
Agency mortgage-backed securities	—	544	—	544
Residential mortgage-backed securities	—	61	40	101
Commercial mortgage-backed securities	—	—	500	500
Japanese corporate bonds and other debt securities	—	1,629	120	1,749
Foreign corporate bonds and other debt securities	—	678	103	781
Equity securities:
Equity securities with readily determinable fair values	3,633	135	—	3,768
Equity securities measured at net asset value (3)				53
Other investments	—	—	35	35
Total assets measured at fair value on a recurring basis	22,753	17,629	1,941	43,007
Liabilities:
Trading securities sold, not yet purchased	2,380	199	1	2,580
Derivative financial instruments:
Interest rate contracts	38	5,564	8	5,610
Foreign exchange contracts	11	1,746	1	1,758
Equity-related contracts	82	51	9	142
Credit-related contracts	—	16	1	17
Other contracts	1	4	9	14
Long-term debt (4)	—	1,778	655	2,433
Total liabilities measured at fair value on a recurring basis	2,512	9,358	684	12,554

September 30, 2019	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	2,506	28	—	2,534
Japanese local government bonds	—	123	—	123
U.S. Treasury bonds and federal agency securities	2,089	223	—	2,312
Other foreign government bonds	1,638	625	—	2,263
Agency mortgage-backed securities	—	1,962	—	1,962
Residential mortgage-backed securities	—	—	10	10
Certificates of deposit and commercial paper	—	1,316	—	1,316
Corporate bonds and other (2)	41	1,559	1,137	2,737
Equity securities	1,081	—	30	1,111
Trading securities measured at net asset value (3)				1,001
Derivative financial instruments:
Interest rate contracts	49	6,997	8	7,054
Foreign exchange contracts	7	2,324	11	2,342
Equity-related contracts	61	75	12	148
Credit-related contracts	—	18	3	21
Other contracts	1	5	10	16
Available-for-sale securities:
Japanese government bonds	10,600	827	—	11,427
Japanese local government bonds	—	235	—	235
U.S. Treasury bonds and federal agency securities	1,001	—	—	1,001
Other foreign government bonds	421	911	—	1,332
Agency mortgage-backed securities	—	512	—	512
Residential mortgage-backed securities	—	54	33	87
Commercial mortgage-backed securities	—	—	549	549
Japanese corporate bonds and other debt securities	—	1,634	169	1,803
Foreign corporate bonds and other debt securities	—	611	133	744
Equity securities :
Equity securities with readily determinable fair values	3,350	123	—	3,473
Equity securities measured at net asset value (3)				61
Other investments	—	—	36	36

Total assets measured at fair value on a recurring basis	22,845	20,162	2,141	46,210

Liabilities:
Trading securities sold, not yet purchased	2,571	196	—	2,767
Derivative financial instruments:
Interest rate contracts	49	6,736	3	6,788
Foreign exchange contracts	7	2,194	1	2,202
Equity-related contracts	104	53	19	176
Credit-related contracts	—	23	2	25
Other contracts	1	5	9	15
Long-term debt (4)	—	2,016	646	2,662

Total liabilities measured at fair value on a recurring basis	2,732	11,223	680	14,635

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2019 and September 30, 2019 were ¥37 billion and ¥41 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2018 and 2019:

Six months ended September 30, 2018	April 1, 2018	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2018	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	12	—	(2)	—		—	—	—	—	—	—	12	—
Corporate bonds and other	1,013	31	(2)	—		—	—	457	(242)	—	(154)	1,105	35
Equity securities	23	2	(2)	—		—	—	5	(1)	—	—	29	—
Derivative financial instruments, net (1) :
Interest rate contracts	21	1	(2)	—		—	—	—	—	—	1	23	2
Foreign exchange contracts	12	15	(2)	—		—	—	—	—	—	(2)	25	17
Equity-related contracts	4	(4	) (2)	—		—	—	—	—	—	14	14	—
Credit-related contracts	1	(3	) (2)	—		—	—	—	—	—	2	—	—
Available-for-sale securities:
Residential mortgage-backed securities	54	—	(3)	—	(4)	—	—	—	—	—	(8)	46	—
Commercial mortgage-backed securities	441	—	(3)	—	(4)	—	—	57	(28)	—	(1)	469	—
Japanese corporate bonds and other debt securities	163	10	(3)	(8	) (4)	—	—	7	(7)	—	(9)	156	10
Foreign corporate bonds and other debt securities	80	—	(3)	—	(4)	61	—	4	—	—	—	145	—
Other investments	38	1	(3)	—		—	—	13	—	—	(11)	41	2
Liabilities:
Trading securities sold, not yet purchased	4	1	(2)	—		—	—	(30)	29	—	—	2	—
Long-term debt	561	2	(5)	3	(4)	2	—	—	—	85	(31)	612	4

Six months ended September 30, 2019	April 1, 2019	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2019	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	11	—	(2)	—		—	—	—	—	—	(1)	10	—
Corporate bonds and other	1,044	(15	) (2)	—		—	—	338	(105)	—	(125)	1,137	(14)
Equity securities	28	2	(2)	—		—	—	1	—	—	(1)	30	—
Derivative financial instruments, net (1) :
Interest rate contracts	13	(9	) (2)	—		—	—	—	—	—	1	5	(8)
Foreign exchange contracts	22	(10	) (2)	—		—	—	—	—	—	(2)	10	(9)
Equity-related contracts	(5)	1	(2)	—		—	—	—	—	—	(3)	(7)	2
Credit-related contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Other contracts	1	—	(2)	—		—	—	—	—	—	—	1	—
Available-for-sale securities:
Residential mortgage-backed securities	40	—	(3)	—	(4)	—	—	—	—	—	(7)	33	—
Commercial mortgage-backed securities	500	—	(3)	1	(4)	—	—	89	(35)	—	(6)	549	—
Japanese corporate bonds and other debt securities	120	1	(3)	4	(4)	—	—	97	—	—	(53)	169	—
Foreign corporate bonds and other debt securities	103	—	(3)	(5	) (4)	—	—	38	—	—	(3)	133	—
Other investments	35	1	(3)	—		—	—	10	—	—	(10)	36	2

Liabilities:
Trading securities sold, not yet purchased	1	—	(2)	—		—	—	(9)	8	—	—	—	—
Long-term debt	655	(6	) (5)	—	(4)	17	(6)	—	—	108	(134)	646	(10)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2018 and 2019.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2019 and September 30, 2019:

March 31, 2019

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	51	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	4% - 19% 0% - 1% 100% - 100% 18bps - 170bps	8% 0% 100% 51bps

Commercial mortgage-backed securities	500	Discounted cash flow Price-based	Discount margin	9bps - 161bps	24bps

Corporate bonds and other debt securities	1,267	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	22% - 22% 2% - 2% 69% - 69% 48bps - 1,173bps 4 bps - 1,063bps	22% 2% 69% 134bps 295bps

Derivative financial instruments, net:
Interest rate contracts	13	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	22	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	9% - 55% 63% - 63% 0% - 63%

Equity-related contracts	(5)	Internal valuation model (3)	Equity – IR correlation Equity correlation Equity volatility	25% - 25% 40% - 100% 5% - 36%

Credit-related contracts	1	Internal valuation model (3)	Default rate Credit correlation	0% - 5% 29% - 100%

Long-term debt	655	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 9% - 55% 63% - 63% 25% - 25% 55% - 88% 12% - 100% 5% - 49% 0% - 4% 20% - 100%

September 30, 2019

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	43	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	4% -18% 0% - 1% 100% -100% 10bps -170bps	7% 0% 100% 51bps

Commercial mortgage-backed securities	549	Discounted cash flow Price-based	Discount margin	7bps - 161bps	23bps

Corporate bonds and other debt securities	1,439	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	16% - 17% 0% - 2% 40% - 70% 41bps - 1,193bps 2bps - 630bps	16% 2% 69% 127bps 51bps

Derivative financial instruments, net:
Interest rate contracts	5	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	10	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	-19% - 55% 61% - 61% 0% - 63%

Equity-related contracts	(7)	Internal valuation model (3)	Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility	25% - 25% 70% - 70% 29% - 100% 6% - 61%

Credit-related contracts	1	Internal valuation model (3)	Default rate Credit correlation	0% - 9% 30% - 100%

Long-term debt	646	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 24% - 55% 61% - 61% 25% - 25% 0% - 70% 16% - 100% 6% - 61% 0% - 4% 15% - 100%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
IR	= Interest rate
FX	= Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2019 and September 30, 2019:

March 31, 2019	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	125	—	41	84	177
Loans held-for-sale	3	—	3	—	3
Equity securities (without readily determinable fair values)	1	—	—	1	1
Other investments	98	98	—	—	104
Premises and equipment—net	9	—	4	5	34
Intangible assets	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	236	98	48	90	320

September 30, 2019	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	128	—	8	120	171
Loans held-for-sale	62	—	62	—	64
Equity securities (without readily determinable fair values)	8	—	—	8	2
Other investments	3	3	—	—	5
Premises and equipment—net	1	—	1	—	5
Total assets measured at fair value on a nonrecurring basis	202	3	71	128	247

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2019 and September 30, 2019, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	March 31, 2019
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	62,012	62,012	873	61,139	—
Investments	1,604	1,609	1,140	469	—
Loans, net of allowance for loan losses (Note)	82,382	83,490	—	—	83,490
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	44,918	44,918	24,983	19,935	—
Interest-bearing deposits	112,658	112,655	55,542	57,113	—
Due to trust accounts	312	312	—	312	—
Other short-term borrowings	1,995	1,995	—	1,995	—
Long-term debt	9,096	9,178	—	8,336	842

	September 30, 2019
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	61,739	61,739	1,011	60,728	—
Investments	1,064	1,075	660	415	—
Loans, net of allowance for loan losses (Note)	83,443	84,611	—	—	84,611
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	48,827	48,827	26,954	21,873	—
Interest-bearing deposits	112,303	112,312	55,404	56,908	—
Due to trust accounts	320	320	—	320	—
Other short-term borrowings	1,608	1,608	—	1,608	—
Long-term debt	7,774	7,923	—	7,071	852

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.